LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Sale Leaseback Transaction [Line Items]
Schedule of balances for the operating and finance leases where the Group is the lessee

The balances for the operating and finance leases where the Group is the lessee are presented as follows:

	2019	2020
	December 31	December 31
	RMB	RMB
Operating leases:
Operating lease liabilities - current	40,043,113	48,244,010
Operating lease liabilities - non-current	279,534,370	277,239,113
Total operating lease liabilities	319,577,483	325,483,123
Operating lease right-of-use assets, net	317,903,640	316,512,346

Financing leases:
Financing lease liabilities - current	227,613,208	272,329,554
Financing lease liabilities - non-current	583,490,228	313,087,663
Total financing lease liabilities	811,103,436	585,417,217
Financing lease right-of-use assets, net	1,259,713,215	829,122,192

Schedule of components of lease expenses

(a)	The components of lease expenses were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Lease cost:
Amortization of right-of-use assets	145,539,290	146,965,210
Interest of lease liabilities	45,811,621	46,533,172
Expenses for short-term lease within 12 months	5,064,442	6,431,457
Total lease cost	196,415,353	199,929,839

(b)	Supplemental cash flow information related to leases was as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	50,758,114	50,403,567
Operating cash outflows for finance leases	23,340,016	32,628,104
Financing cash outflows for finance leases	284,089,511	250,935,455
Total cash paid for amounts included in the measurement of lease liabilities:	358,187,641	333,967,126

Lease obligation accrued in exchange for right-of-use assets:
Operating lease liabilities	269,671,708	76,559,666
Finance lease liabilities	937,056,577	—
Total lease obligation accrued in exchange for right-of-use assets:	1,206,728,285	76,559,666

(c)	Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2019	2020
Weighted-average remaining lease term	3.57 years	3.64 years
Weighted-average discount rate	5.64%	5.86%

(d)	Maturities of lease liabilities were as follows:

Schedule of maturities of finance lease liabilities

Year ending December 31,	RMB
Year ended December 31,
2021	362,923,741
2022	235,245,859
2023	232,895,559
Thereafter	182,353,507
Total undiscounted lease payments	1,013,418,666
Less: imputed interest	(102,518,326)
Total lease liabilities	910,900,340

Schedule of maturities of operating lease liabilities

Year ending December 31,	RMB
Year ended December 31,
2021	369,355,198
2022	235,245,859
2023	232,895,559
Thereafter	182,353,507
Total minimum lease payments	1,019,850,123

Schedule of net value of leased assets

	As of December 31,
	2019	2020
	RMB	RMB
Buildings	3,567,558,224	4,396,121,001
Machinery and equipment	8,785,627,088	10,322,000,488
Motor vehicles	45,116,481	58,256,515
Furniture, fixture and office equipment	501,050,699	834,725,017
	12,899,352,492	15,611,103,021
Less: Accumulated depreciation	(3,497,199,736)	(3,863,719,503)
Subtotal	9,402,152,756	11,747,383,518
Construction in progress	806,051,793	708,060,041
Property, plant and equipment, net	10,208,204,549	12,455,443,559

Machinery And Equipment Under Lease [Member]
Sale Leaseback Transaction [Line Items]
Schedule of net value of leased assets

	As of December 31,
	2019	2020
	RMB	RMB
Equipment	1,510,944,643	1,072,214,761
Less: accumulated depreciation	(251,231,428)	(243,092,569)
Net Value	1,259,713,215	829,122,192